Material Accounting Policies (Details) - shares	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Material Accounting Policies [Abstract]
Maturity period	3 months
Lease liabilities percentage	10.00%
Dilutive shares outstanding	2,819,173	833,810	26,419